Fixed Assets - Additional Information (Detail) $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Abstract]
Fixed assets, depreciation expense	¥ 6.2	$ 905	¥ 5.7	¥ 5.7